Leases - Schedule of Future Minimum Lease Payments under Capital Leases for Current Period (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases
Minimum lease payments, Total	¥ 66,840
Minimum lease payments, Less than 1 year	3,750
Minimum lease payments, 1 to 2 years	4,436
Minimum lease payments, 2 to 3 years	4,349
Minimum lease payments, 3 to 4 years	4,196
Minimum lease payments, 4 to 5 years	4,485
Minimum lease payments, More than 5 years	¥ 45,624